Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets consist of the following:

	December 31, 2015			December 31, 2016
		Accumulated			Accumulated
	Cost	Amortization	Balance	Cost	Amortization	Balance
Customer relationships	$706,300	$(120,520)	$585,780	$2,594,300	$(876,976)	$1,717,324
Permits, licenses, and lease acquisition costs	304,400	(14,748)	289,652	1,513,500	(70,330)	1,443,170
Noncompetition agreements	70,000	(7,583)	62,417	145,000	(31,583)	113,417
Trade names and trademarks	–	–	–	55,000	(18,333)	36,667
Technology	–	–	–	138,000	(30,667)	107,333
Non-solicitation agreement	28,000	(7,584)	20,416	28,000	(21,583)	6,417
Easements	11,000	–	11,000	121,000	–	121,000

	$1,119,700	$(150,435)	$969,265	$4,594,800	$(1,049,472)	$3,545,328

	March 31, 2017 (unaudited)
		Accumulated
	Cost	Amortization	Balance
Customer relationships	$4,016,706	$(1,200,399)	$2,816,307
Permits, licenses, and lease acquisition costs	1,568,685	(90,842)	1,477,843
Noncompetition agreements	150,000	(39,000)	111,000
Trade names and trademarks	55,000	(25,208)	29,792
Technology	138,000	(42,166)	95,834
Non-solicitation agreement	28,000	(25,083)	2,917
Easements	361,000	–	361,000

	$6,317,391	$(1,422,698)	$4,894,693

Schedule of Future Amortization, Intangible Assets Acquired in Acquisitions

The future amortization associated with the intangible assets is as follows:

	December 31,
	2017	2018	2019	2020	2021	Thereafter	Total
Customer relationships	$846,986	$733,603	$136,735	$–	$–	$–	$1,717,324
Permits, licenses and lease acquisition costs	77,950	77,950	77,950	77,950	77,950	1,053,420	1,443,170
Noncompetition agreements	29,000	29,000	29,000	21,417	5,000	–	113,417
Trade names and trademarks	27,500	9,167	–	–	–	–	36,667
Technology	46,000	46,000	15,333	–	–	–	107,333
Non-solicitation agreement	6,417	–	–	–	–	–	6,417

	$1,033,853	$895,720	$259,018	$99,367	$82,950	$1,053,420	$3,424,328

	March 31, (unaudited)
	2018	2019	2020	2021	2022	Thereafter	Total
Customer relationships	$1,299,846	$1,123,588	$392,873	$–	$–	$–	$2,816,307
Permits, licenses and lease acquisition costs	83,469	83,469	83,469	83,469	83,469	1,060,498	1,477,843
Noncompetition agreements	30,000	30,000	30,000	18,917	2,083	–	111,000
Trade names and trademarks	27,500	2,292	–	–	–	–	29,792
Technology	45,995	45,995	3,844	–	–	–	95,834
Non-solicitation agreement	2,917	–	–	–	–	–	2,917

	$1,489,727	$1,285,344	$510,186	$102,386	$85,552	$1,060,498	$4,533,693

The weighted average amortization period, in months, for intangible assets is as follows:

	December 31, 2016	March 31, 2017
		(unaudited)
Customer relationships	23	25
Permits, licenses, and lease acquisition costs	222	212
Noncompetition agreements	47	44
Trade names and trademarks	16	13
Technology	28	25
Non-solicitation agreement	6	3